UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7486

Nuveen Maryland Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Maryland Premium Income Municipal Fund (NMY)
	August 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 4.4% (2.8% of Total Investments)
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$ 540	5.000%, 9/01/16 – SYNCORA GTY Insured	No Opt. Call	BB+	$ 562,664
400	5.250%, 9/01/19 – SYNCORA GTY Insured	9/16 at 100.00	BB+	412,928
185	5.250%, 9/01/25 – SYNCORA GTY Insured	9/16 at 100.00	BB+	179,239
350	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	BB+	329,795
250	4.600%, 9/01/30 – SYNCORA GTY Insured	9/16 at 100.00	BB+	211,595
100	5.000%, 9/01/32 – SYNCORA GTY Insured	9/16 at 100.00	BB+	87,622
12,140	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	10,575,640
1,000	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba2	950,880
	5.875%, 9/01/39
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,159,960
	Center, Series 2006A, 5.000%, 12/01/31
16,965	Total Consumer Discretionary			14,470,323
	Consumer Staples – 7.1% (4.6% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2007A:
3,055	5.250%, 6/01/32	6/17 at 100.00	B	2,557,035
2,665	5.625%, 6/01/47	6/17 at 100.00	B	1,987,797
155,700	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BB–	8,901,369
	0.000%, 5/15/50
	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,
	Series 2002:
6,715	5.375%, 5/15/33	11/13 at 100.00	BBB+	6,192,237
3,270	5.500%, 5/15/39	11/13 at 100.00	BBB	2,885,186
800	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed	11/13 at 100.00	A3	727,200
	Bonds, Series 2001, 5.000%, 5/15/31
172,205	Total Consumer Staples			23,250,824
	Education and Civic Organizations – 14.8% (9.5% of Total Investments)
2,375	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s	9/16 at 100.00	BB+	2,090,713
	University, Series 2006, 5.625%, 9/01/38
125	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (WI/DD,	10/23 at 100.00	BBB	124,576
	Settling 9/12/13) (Alternative Minimum Tax)
3,020	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	3,050,683
	Series 2004, 5.250%, 4/01/34
1,750	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	1/14 at 100.00	BB+	1,647,660
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/22 at 100.00	A–	700,448
	Series 2012A, 5.000%, 7/01/34
530	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	No Opt. Call	AA+	551,693
	University, Series 2008A, 5.250%, 7/01/38
3,335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	No Opt. Call	AA+	3,739,669
	University, Trust 1003, 13.947%, 3/13/14 (IF)
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/16 at 100.00	Baa1	3,418,240
	College of Art, Series 2006, 5.000%, 6/01/30
1,130	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/17 at 100.00	Baa1	1,050,143
	College of Art, Series 2007, 5.000%, 6/01/36
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute
	College of Art, Series 2012:
1,500	5.000%, 6/01/34	No Opt. Call	Baa1	1,420,170
3,000	5.000%, 6/01/47	6/22 at 100.00	Baa1	2,784,960
745	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	744,926
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins
	University, Series 2013B:
500	5.000%, 7/01/38	7/23 at 100.00	AA+	513,655
4,375	4.250%, 7/01/41	7/23 at 100.00	AA+	4,026,225
2,100	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	2,158,821
	High School, Series 2005A, 6.000%, 5/01/35
	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts
	Center Project, Series 2005A:
1,300	5.000%, 5/01/18	5/15 at 100.00	AA	1,383,291
1,365	5.000%, 5/01/19	5/15 at 100.00	AA	1,450,353
615	5.000%, 5/01/20	5/15 at 100.00	AA	652,718
625	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/22 at 100.00	Aa3	648,000
	Auxiliary Facilities, Series 2012, 5.000%, 7/01/29
9,445	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic	No Opt. Call	Aa3	11,059,339
	Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – NPFG Insured
265	University of Puerto Rico, University System Revenue Bonds, Series 2006P, 5.000%, 6/01/23	6/16 at 100.00	BBB–	216,203
1,145	University of Puerto Rico, University System Revenue Bonds, Series 2006Q, 5.000%, 6/01/19	6/16 at 100.00	BBB–	1,044,412
	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006:
2,000	5.000%, 11/01/31	11/16 at 100.00	BBB+	1,928,140
2,750	4.500%, 11/01/36	11/16 at 100.00	BBB+	2,359,858
48,195	Total Education and Civic Organizations			48,764,896
	Health Care – 33.6% (21.6% of Total Investments)
500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	No Opt. Call	Baa1	512,325
	MediCorp Health System, Series 2007, 5.000%, 6/15/14
2,445	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community	7/20 at 100.00	Baa3	2,301,845
	Hospital, Refunding Series 2010, 5.750%, 7/01/38
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist
	Healthcare, Series 2011A:
1,350	6.250%, 1/01/31	1/22 at 100.00	Baa2	1,440,558
375	6.125%, 1/01/36	1/22 at 100.00	Baa2	397,283
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A–	1,740,210
	Health System, Series 2009A, 6.750%, 7/01/39
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A–	2,443,825
	Health System, Series 2010, 5.000%, 7/01/40
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health	7/23 at 100.00	A	1,908,240
	System Issue, Series 2013, 5.000%, 7/01/38
2,550	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital	7/16 at 100.00	A3	2,525,648
	Center, Series 2006, 5.000%, 7/01/40
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital
	Center, Series 2012A:
1,000	4.000%, 7/01/30	7/22 at 100.00	A3	860,850
1,775	5.000%, 7/01/37	7/22 at 100.00	A3	1,688,291
4,050	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa3	3,810,888
	Hospital, Series 2007A, 5.000%, 7/01/29
4,335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	No Opt. Call	Baa1	3,743,012
	Hospital Issue, Series 2012A, 4.250%, 7/01/32
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins
	Health System Obligated Group Issue, Series 2011A:
500	5.000%, 5/15/25	5/21 at 100.00	AA–	535,870
500	5.000%, 5/15/26	5/21 at 100.00	AA–	532,265
4,225	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente	1/14 at 100.00	A+	4,240,675
	System, Series 1998A, 5.375%, 7/01/15
2,735	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AA–	2,753,297
	System, Series 2008, 5.000%, 7/01/28 – AGC Insured
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/21 at 100.00	A	1,062,430
	System, Series 2011, 6.000%, 7/01/41
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University	10/22 at 100.00	A	1,239,150
	Maryland, Series 2012A, 5.000%, 10/01/39
4,060	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	4,204,983
	Series 2004, 5.375%, 8/15/24
7,720	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	5/16 at 100.00	AA+	7,866,912
	Series 2007, 5.250%, 5/15/46 – BHAC Insured
2,850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/22 at 100.00	BBB	2,721,864
	Center, Series 2011, 5.000%, 7/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Project, Series 2007A:
2,375	5.000%, 7/01/37	7/17 at 100.00	BBB	2,204,760
2,905	5.500%, 7/01/42	7/17 at 100.00	BBB	2,905,261
3,950	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A	3,811,592
	Medical Center, Series 2006, 5.000%, 7/01/36
4,450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins	5/20 at 100.00	AA–	4,372,392
	Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of
	Cecil County, Series 2005:
1,000	5.000%, 7/01/35	7/15 at 100.00	A	962,010
1,500	5.000%, 7/01/40	7/15 at 100.00	A	1,432,740
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of
	Maryland Medical System Issue, Series 2013A:
11,500	5.000%, 7/01/43	7/22 at 100.00	A2	10,700,520
3,750	4.000%, 7/01/43	7/22 at 100.00	A2	2,882,325
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of
	Maryland Medical System, Series 2006:
700	5.000%, 7/01/31	7/16 at 100.00	A2	688,198
1,325	5.000%, 7/01/36	7/16 at 100.00	A2	1,275,167
4,155	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/19 at 100.00	A2	4,010,531
	Maryland Medical System, Series 2010, 5.125%, 7/01/39
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County
	Hospital, Series 2008:
135	5.750%, 1/01/33	1/18 at 100.00	BBB	136,767
7,075	5.750%, 1/01/38	1/18 at 100.00	BBB	7,042,243
1,950	6.000%, 1/01/43	1/18 at 100.00	BBB	1,990,385
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland
	Health, Series 2006A:
2,910	4.500%, 1/01/22 – NPFG Insured	7/16 at 100.00	A	3,002,014
2,995	5.000%, 7/01/34 – NPFG Insured	7/16 at 100.00	A	2,853,217
8,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Refunding Series	12/21 at 100.00	AA	7,859,120
	2011MD, 5.000%, 12/01/40
	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
1,850	5.375%, 7/01/14	1/14 at 100.00	B3	1,840,584
2,595	5.300%, 7/01/24	1/14 at 100.00	B3	2,293,487
114,340	Total Health Care			110,793,734
	Housing/Multifamily – 5.7% (3.7% of Total Investments)
2,045	Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue Bonds, Glenview Gardens	1/20 at 102.00	AA+	2,110,992
	Apartments Project, Series 2009, 5.000%, 1/01/28 (Mandatory put 1/01/27)
2,500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%,	1/14 at 100.00	Aa2	2,499,925
	7/01/41 (Alternative Minimum Tax)
980	Maryland Community Development Administration, Housing Revenue Bonds, Series 2002B, 4.950%,	1/14 at 100.00	Aa2	979,980
	7/01/32 (Alternative Minimum Tax)
2,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	12/13 at 100.00	Aaa	2,110,591
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,
	University of Maryland – Baltimore, Series 2003A:
30	5.000%, 10/01/15	10/13 at 100.00	B3	29,846
3,460	5.625%, 10/01/23	10/13 at 100.00	B3	3,185,449
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University
	Project, Refunding Series 2013:
500	5.000%, 6/01/27	6/23 at 100.00	Baa3	489,740
500	5.000%, 6/01/34	6/23 at 100.00	Baa3	465,735
1,500	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt	No Opt. Call	BBB–	1,474,890
	University Village, Series 2012, 5.000%, 7/01/33
5,115	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AA–	5,013,979
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
165	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily	1/14 at 100.00	Aa2	165,615
	Housing Revenue Bonds, Series 1995A, 5.900%, 7/01/15
405	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	1/14 at 100.00	Aaa	405,405
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)
19,310	Total Housing/Multifamily			18,932,147
	Housing/Single Family – 9.4% (6.1% of Total Investments)
5,425	Maryland Community Development Administration, Department of Housing and Community	9/14 at 100.00	Aa2	5,276,625
	Development, Residential Revenue Bonds, Series 2005E, 4.900%, 9/01/36 (Alternative Minimum
	Tax) (UB) (4)
1,800	Maryland Community Development Administration, Department of Housing and Community	9/15 at 100.00	Aa2	1,813,608
	Development, Residential Revenue Bonds, Series 2006B, 4.750%, 9/01/25 (Alternative Minimum
	Tax) (UB) (4)
2,345	Maryland Community Development Administration, Department of Housing and Community	9/15 at 100.00	Aa2	2,366,272
	Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum
	Tax) (UB) (4)
7,500	Maryland Community Development Administration, Department of Housing and Community	3/16 at 100.00	Aa2	7,581,750
	Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative Minimum
	Tax) (UB) (4)
4,075	Maryland Community Development Administration, Department of Housing and Community	9/16 at 100.00	Aa2	4,083,270
	Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative Minimum
	Tax) (UB) (4)
2,820	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	2,670,766
	Development, Residential Revenue Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative Minimum
	Tax) (UB) (4)
1,500	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	1,526,494
	Development, Residential Revenue Bonds, Series 2007H, 5.000%, 9/01/27 (Alternative Minimum
	Tax) (UB) (4)
840	Maryland Community Development Administration, Department of Housing and Community	9/18 at 100.00	Aa2	853,045
	Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39
3,000	Maryland Community Development Administration, Department of Housing and Community	9/18 at 100.00	Aa2	2,845,560
	Development, Residential Revenue Bonds, Series 2009B, 4.750%, 9/01/39
2,080	Maryland Community Development Administration, Department of Housing and Community	3/20 at 100.00	Aa2	2,093,645
	Development, Residential Revenue Bonds, Series 2010B, 5.250%, 9/01/35
31,385	Total Housing/Single Family			31,111,035
	Industrials – 2.8% (1.8% of Total Investments)
5,895	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation	6/20 at 100.00	Baa3	5,908,441
	Facilities Project, Series 2010A, 5.750%, 6/01/35
3,340	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	10/13 at 100.00	BBB	3,481,249
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
9,235	Total Industrials			9,389,690
	Long-Term Care – 5.9% (3.8% of Total Investments)
5,215	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	A–	5,023,401
2,050	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc.,	1/20 at 100.00	BBB	2,176,547
	Series 2009B, 6.000%, 1/01/23
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown
	Community Issue, Series 2010:
1,685	6.125%, 1/01/30	1/21 at 100.00	A	1,754,944
5,000	6.250%, 1/01/45	1/21 at 100.00	A	5,182,200
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	959,710
	2006A, 5.400%, 1/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm
	Presbyterian Community, Series 2007A:
780	5.000%, 1/01/17	No Opt. Call	N/R	779,236
1,460	5.250%, 1/01/27	1/17 at 100.00	N/R	1,327,841
2,480	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	2,295,736
	Retirement Community, Series 2007, 4.750%, 7/01/34
19,670	Total Long-Term Care			19,499,615
	Tax Obligation/General – 9.8% (6.3% of Total Investments)
1,565	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006, 5.000%, 3/01/21	3/16 at 100.00	AAA	1,716,946
685	Anne Arundel County, Maryland, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 3/01/17	3/16 at 100.00	AAA	752,541
350	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series	No Opt. Call	AAA	365,551
	2009, 5.000%, 8/01/14
2,020	Baltimore County, Maryland, General Obligation Bonds, Metropolitan District 73rd Issue, Series	No Opt. Call	AAA	2,036,604
	2010, 5.000%, 11/01/13
	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Series 2011A:
1,000	5.000%, 10/15/29	10/21 at 100.00	Aa2	1,059,490
1,200	5.000%, 10/15/30	10/21 at 100.00	Aa2	1,262,916
	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds,
	Series 2006:
2,145	5.000%, 3/01/14	No Opt. Call	AA+	2,197,424
805	5.000%, 3/01/16	No Opt. Call	AA+	892,866
1,500	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2005,	No Opt. Call	AAA	1,566,360
	5.000%, 8/01/14
1,820	Harford County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series	No Opt. Call	Aaa	1,841,694
	2013A, 3.000%, 2/01/14
2,305	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	1/14 at 100.00	AAA	2,345,153
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
95	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2009B,	No Opt. Call	AAA	99,624
	5.250%, 8/15/14
1,000	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2010B,	No Opt. Call	AAA	1,044,430
	5.000%, 8/01/14
5,850	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	6,344,559
	2005A, 5.000%, 7/01/15
2,800	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	3,123,932
	2006A, 5.000%, 5/01/16
1,315	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	No Opt. Call	AAA	1,393,216
	Series 2004F, 5.000%, 12/01/15
2,270	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	A	2,127,035
	NPFG Insured
2,155	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%,	No Opt. Call	A	2,019,278
	7/01/20 – NPFG Insured
30,880	Total Tax Obligation/General			32,189,619
	Tax Obligation/Limited – 26.6% (17.1% of Total Investments)
1,200	Anne Arundel County, Maryland, Consolidated Special Taxing District Revenue Bonds, Villages of	7/23 at 100.00	A+	1,211,064
	Dorchester & Farmington Village Projects, Series 2013, 5.000%, 7/01/32
865	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North	7/18 at 102.00	N/R	882,300
	Project, Series 2010, 6.100%, 7/01/40
385	Baltimore County, Maryland, Certificates of Participation, Equipment Acquisition Program,	No Opt. Call	AA+	400,177
	Series 2012, 4.000%, 10/01/14
120	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Series 1998, 5.000%, 9/01/19 –	3/14 at 100.00	A	120,397
	NPFG Insured
300	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005,	9/15 at 101.00	N/R	283,932
	5.500%, 9/01/34
	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation
	Bonds, Series 2001A:
110	5.600%, 7/01/20 – RAAI Insured	1/14 at 100.00	N/R	110,422
450	5.700%, 7/01/29 – RAAI Insured	1/14 at 100.00	N/R	438,296
	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority,
	Series 2010A:
5,350	5.000%, 7/01/30	7/20 at 100.00	A–	5,417,624
2,355	5.000%, 7/01/40	7/20 at 100.00	A–	2,341,058
1,000	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	1,003,270
2,050	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	1,931,285
	5.750%, 7/01/34
11,750	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	13,132,146
	5.500%, 2/01/16
2,380	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AAA	2,513,304
	5.000%, 11/01/14
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2006,	No Opt. Call	AAA	1,022,100
	5.000%, 2/15/14
920	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center, Series	No Opt. Call	AA+	946,938
	2012, 4.000%, 6/15/14
1,675	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District,	7/14 at 100.00	A+	1,680,511
	Senior Series 2002A, 5.500%, 7/01/27 – RAAI Insured
3,000	Prince George’s County, Maryland, Certificates of Participation, Equipment Acquisition	No Opt. Call	AA+	3,092,640
	Program, Series 2012, 3.000%, 10/15/14
740	Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series	12/13 at 100.00	AA+	742,901
	2003A, 5.000%, 6/30/14 – NPFG Insured
6,650	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	6,364,915
	2005, 5.200%, 7/01/34
1,411	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	1/14 at 100.00	N/R	1,270,337
	2005, 5.250%, 7/01/35
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%,	No Opt. Call	A	726,230
	7/01/35 – NPFG Insured
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
1,100	5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	Baa3	872,069
7,025	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	BBB	5,237,700
1,535	5.250%, 7/01/32 – NPFG Insured	No Opt. Call	A	1,150,529
1,850	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	A	1,373,070
1,000	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds,	1/14 at 100.00	BBB–	1,000,520
	Series 2003, 5.250%, 7/01/15 – FGIC Insured
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
2,000	0.000%, 7/01/33 – FGIC Insured	No Opt. Call	BBB+	397,420
1,530	0.000%, 7/01/44 – AMBAC Insured	No Opt. Call	BBB+	118,728
5,605	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	BBB+	4,547,000
	5.500%, 7/01/26 – AMBAC Insured
2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	2/14 at 100.00	AA–	2,103,003
525	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	7/14 at 100.00	BBB–	384,206
	2004I, 5.250%, 7/01/33
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
970	0.000%, 8/01/32	8/26 at 100.00	A+	802,956
1,500	5.750%, 8/01/37	8/19 at 100.00	A+	1,289,895
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2010A:
1,425	5.375%, 8/01/39	2/20 at 100.00	A+	1,155,490
200	5.500%, 8/01/42	2/20 at 100.00	A+	162,990
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	3,398,823
	2010C, 5.250%, 8/01/41
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
7,000	0.000%, 8/01/40 – NPFG Insured	No Opt. Call	AA–	989,240
8,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	1,049,280
210	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	17,680
12,140	0.000%, 8/01/56	No Opt. Call	AA–	533,310
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA:
520	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A	499,054
2,350	5.300%, 7/01/35	7/20 at 100.00	BBB+	1,690,214
820	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB,	No Opt. Call	AA–	761,214
	5.250%, 7/01/22 – AGM Insured
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2007CC:
765	5.500%, 7/01/28 – NPFG Insured	No Opt. Call	A	624,018
1,200	5.500%, 7/01/30	No Opt. Call	BBB+	934,212
2,300	5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA–	1,979,978
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	BBB+	2,019,600
	10/01/26 – RAAI Insured
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%,	10/16 at 100.00	A	1,981,960
	10/01/27 – FGIC Insured
3,500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	3,383,450
	Series 2010A, 5.000%, 10/01/29
1,645	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	1,636,084
	Lien Series 2010B, 5.250%, 10/01/29
121,836	Total Tax Obligation/Limited			87,725,540
	Transportation – 6.3% (4.1% of Total Investments)
	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A:
1,060	5.250%, 7/01/17 – FGIC Insured	No Opt. Call	A1	1,154,276
110	5.250%, 7/01/21 – FGIC Insured	No Opt. Call	A1	122,117
265	Guam International Airport Authority, Revenue Bonds, Series 2003A, 5.250%, 10/01/21 –	10/13 at 100.00	A	265,827
	NPFG Insured
725	Guam International Airport Authority, Revenue Bonds, Series 2003B, 5.250%, 10/01/19 –	10/13 at 100.00	A	727,262
	NPFG Insured
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Hospital, Series 2001:
1,300	5.000%, 7/01/27 – AMBAC Insured	1/14 at 100.00	N/R	1,299,987
1,000	5.000%, 7/01/34 – AMBAC Insured	1/14 at 100.00	N/R	927,840
750	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,	1/15 at 100.00	N/R	786,173
	Johns Hopkins Medical Institution, Series 2004B, 5.000%, 7/01/15 – AMBAC Insured
460	Maryland Health and Higher Educational Facilities Authority, Parking Revenue Bonds, Johns Hopkins	1/14 at 100.00	A	460,317
	Medical Institutions Parking Facilities, Series 1996, 5.500%, 7/01/26 – AMBAC Insured
2,000	Maryland Transportation Authority, Revenue Bonds, Grant Anticipation Series 2008,	No Opt. Call	AAA	2,227,700
	5.250%, 3/01/16
10,110	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series	7/17 at 100.00	AA–	10,651,693
	2007, 5.000%, 7/01/30 – AGM Insured (UB)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
20	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/13 at 100.00	A	20,471
70	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/13 at 100.00	A	71,388
2,075	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	12/13 at 100.00	N/R	2,064,625
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (5)
19,945	Total Transportation			20,779,676
	U.S. Guaranteed – 22.4% (14.5% of Total Investments) (6)
2,030	Anne Arundel County, Maryland, General Obligation Bonds, Series 2004, 5.000%, 4/01/16	4/14 at 100.00	AAA	2,087,591
	(Pre-refunded 4/01/14)
500	Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%,	9/16 at 100.00	Aa3 (6)	563,475
	9/01/36 (Pre-refunded 9/01/16)
1,540	Baltimore, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004A,	10/14 at 100.00	Aa2 (6)	1,623,160
	5.000%, 10/15/22 (Pre-refunded 10/15/14) – AMBAC Insured
3,120	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 –	No Opt. Call	AA (6)	3,499,548
	FGIC Insured (ETM)
2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AA (6)	2,294,800
	7/01/24 – FGIC Insured (ETM)
1,500	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31	7/16 at 100.00	AA (6)	1,681,020
	(Pre-refunded 7/01/16) – AMBAC Insured
1,680	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%,	12/15 at 100.00	AAA	1,850,184
	12/01/16 (Pre-refunded 12/01/15)
	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds,
	Series 2006:
40	5.000%, 3/01/14 (ETM)	No Opt. Call	Aa1 (6)	40,970
15	5.000%, 3/01/16 (ETM)	No Opt. Call	Aa1 (6)	16,623
1,910	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 (Pre-refunded	8/15 at 100.00	AA (6)	2,075,635
	8/01/15) – NPFG Insured
	Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds,
	Series 2004B:
1,000	5.000%, 8/15/16 (Pre-refunded 2/15/14)	2/14 at 100.00	AAA	1,022,190
1,625	5.000%, 8/15/17 (Pre-refunded 2/15/14)	2/14 at 100.00	AAA	1,661,059
1,180	5.000%, 8/15/19 (Pre-refunded 2/15/14)	2/14 at 100.00	AAA	1,206,184
750	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	5/14 at 100.00	AAA	774,300
	5.000%, 5/01/15 (Pre-refunded 5/01/14)
3,075	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A (6)	3,210,146
	Hospital, Series 2004, 5.500%, 7/01/36 (Pre-refunded 7/01/14)
4,865	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	N/R (6)	5,057,265
	Center, Series 2005, 5.000%, 7/01/37 (Pre-refunded 7/01/14) – RAAI Insured
2,875	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A– (6)	2,994,341
	Series 2004, 5.125%, 7/01/34 (Pre-refunded 7/01/14)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,
	Series 1997:
1,265	5.000%, 7/01/17 – AMBAC Insured (ETM)	No Opt. Call	N/R (6)	1,378,546
3,240	5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R (6)	3,726,162
3,125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County	11/13 at 100.00	N/R (6)	3,152,344
	General Hospital, Series 1993, 5.500%, 7/01/25 (ETM)
3,875	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	N/R (6)	4,032,170
	System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)
885	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	1/14 at 100.00	Aaa	900,797
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17 (Pre-refunded 1/15/14)
1,200	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	Aaa	1,332,876
	Projects, First Series 1978, 6.800%, 7/01/16 – AMBAC Insured (ETM)
2,350	Maryland, General Obligation Bonds, State and Local Facilities Loan, First Series 2004,	8/14 at 100.00	AAA	2,454,011
	5.000%, 8/01/15 (Pre-refunded 8/01/14)
	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,
	Series 2003A:
1,500	5.000%, 10/01/17 (Pre-refunded 10/01/13)	10/13 at 100.00	AAA	1,506,270
5,770	5.000%, 10/01/18 (Pre-refunded 10/01/13)	10/13 at 100.00	AAA	5,794,119
1,315	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	Aaa	1,331,122
	5.000%, 12/01/19 (Pre-refunded 12/01/13)
1,100	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	Aaa	1,240,041
	5.125%, 6/01/24 – AMBAC Insured (ETM)
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	7/16 at 100.00	Aaa	1,134,090
	5.500%, 7/01/36 (Pre-refunded 7/01/16)
1,610	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	Baa1 (6)	1,938,134
	5.500%, 7/01/19 – NPFG Insured (ETM)
3,135	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%,	10/16 at 100.00	AA+ (6)	3,533,490
	10/01/22 (Pre-refunded 10/01/16)
	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,
	Sewerage Disposal Bonds, Series 2005:
4,500	5.000%, 6/01/16 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	4,860,630
1,235	5.000%, 6/01/23 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,333,973
1,235	5.000%, 6/01/24 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,333,973
1,235	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,333,973
69,280	Total U.S. Guaranteed			73,975,212
	Utilities – 2.3% (1.5% of Total Investments)
550	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002LL, 5.500%, 7/01/17 –	No Opt. Call	A	557,838
	NPFG Insured
3,600	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 –	7/14 at 100.00	A	3,105,432
	FGIC Insured
1,570	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	A	1,354,313
	FGIC Insured
1,040	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40	7/20 at 100.00	BBB	728,530
1,225	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002JJ, 5.250%,	No Opt. Call	A	1,248,973
	7/01/15 – NPFG Insured
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series	7/17 at 100.00	BB+	712,071
	2007A, 5.000%, 7/01/24
8,715	Total Utilities			7,707,157
	Water and Sewer – 4.1% (2.6% of Total Investments)
2,690	Baltimore, Maryland, Revenue Refunding Bonds, Wastewater Projects, Series 2002A, 5.125%,	1/14 at 100.00	AA	2,697,371
	7/01/42 – NPFG Insured
1,045	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AA	1,187,622
	7/01/24 – FGIC Insured
2,570	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 –	7/16 at 100.00	AA	2,645,481
	AMBAC Insured
3,000	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 –	7/17 at 100.00	AA	3,095,760
	AMBAC Insured
2,000	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	2,012,760
1,645	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	1,795,369
	2005A, 5.000%, 9/01/15
12,950	Total Water and Sewer			13,434,363
$ 694,911	Total Investments (cost $520,968,261) – 155.2%			512,023,831
	Floating Rate Obligations – (6.7)%			(21,995,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (50.4)% (7)			(166,144,000)
	Other Assets Less Liabilities – 1.9%			6,048,680
	Net Assets Applicable to Common Shares – 100%			$ 329,933,511

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$512,023,831	$—	$512,023,831

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2013, the cost of investments was $500,390,130.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2013, were as follows:

Gross unrealized:
Appreciation	$17,517,738
Depreciation	(27,879,041)
Net unrealized appreciation (depreciation) of investments	$(10,361,303)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.4%. WI/DD Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Maryland Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         October 30, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         October 30, 2013